ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS Earnings (loss) from discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets and liabilities held for sale, discontinued operations

	Notes	Assets held for sale - Sadiola	Liabilities held for sale - Yatela
Balance, December 31, 2018		$—	$—
Reclassification from Investments in associates and incorporated joint ventures	11	45.0	—
Reclassification from Other non-current assets	38	10.0	—
Reclassification from Provisions	16	—	(13.2)
Loss from discontinued operations		(9.4)	(5.3)
Balance, December 31, 2019		$45.6	$(18.5)

Disclosure of discontinued operations
Earnings (loss) from discontinued operations related to Sadiola is comprised of the following:

		Years ended December 31,
	Notes	2019	2018
Share of net earnings (loss), net of income taxes	11	$(24.7)	$13.1
Impairment charge		(9.4)	—
Write-down of related party receivable		—	(10.9)
		$(34.1)	$2.2
Earnings (loss) from discontinued operations related to Yatela is comprised of the following:

	Years ended December 31,
	2019	2018
Share of net earnings, net of income taxes	$0.1	$1.0
Loss on investment in Yatela	(5.3)	—
	$(5.2)	$1.0

Cash flows from discontinued operations
Net cash from (used in) discontinued operations:

	Years ended December 31,
	2019	2018
Net cash from operating activities	$2.1	$1.2
Net cash from investing activities	$4.1	$11.4
Net cash from financing activities	$—	$—